FPA FUNDS TRUST'S FPA INTERNATIONAL VALUE FUND
SUPPLEMENT DATED SEPTEMBER 20, 2013, TO PROSPECTUS DATED APRIL 30, 2013

On September 20, 2013, shareholders of FPA Funds Trust's FPA International Value Fund (the "Fund") approved a proposal to change the Fund from a diversified fund to a non-diversified fund.

The Fund's Prospectus is revised as described below:

The following is added to the section in the summary portion of the Fund's Prospectus entitled "Principal Investment Risks" and to the section of the Fund's Prospectus entitled "Principal Risks" under the section "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS":

Risks Associated with Non-Diversification. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

SUPPLEMENT DATED SEPTEMBER 20, 2013 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED APRIL 30, 2013

On September 20, 2013, shareholders of FPA Funds Trust’s FPA International Value Fund (the “Fund”) approved a proposal to change the Fund from a diversified fund to a non-diversified fund.

The Fund’s Statement of Additional Information is revised as described below.

The third sentence in the Section in the Fund’s Statement of Additional Information entitled “FUND ORGANIZATION AND THE BOARD OF TRUSTEES” is deleted and replaced as follows:

The Trust is an open-end, management investment company, generally called a mutual fund, and the Fund, which commenced operations in 2011, is non-diversified.

Fundamental Investment Policy Number 1, under “INVESTMENT POLICIES OF THE FUND,” is deleted in its entirety.

The section in the Fund’s Statement of Additional Information entitled “OWNERSHIP OF SECURITIES” is deleted and replaced as follows:

The dollar value of shares of the Fund owned at December 31, 2012 by Mr. Py was between $500,001 and $1,000,000.